UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     New York, NY     April 27, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $188,288 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     6873   250000 SH       SOLE                   250000        0        0
ALCOA INC                      COM              013817101     1835   250000 SH       SOLE                   250000        0        0
AMAZON COM INC                 COM              023135106     3672    50000 SH       SOLE                    50000        0        0
AMERICAN EXPRESS CO            COM              025816109     6474   475000 SH       SOLE                   475000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     8670      100 SH       SOLE                      100        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1504    25000 SH       SOLE                    25000        0        0
CHUBB CORP                     COM              171232101     6348   150000 SH       SOLE                   150000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     6948   150000 SH       SOLE                   150000        0        0
DEERE & CO                     COM              244199105     4108   125000 SH       SOLE                   125000        0        0
DELL INC                       COM              24702R101     2844   300000 SH       SOLE                   300000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     3352    75000 SH       SOLE                    75000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1816   100000 SH       SOLE                   100000        0        0
DOW CHEM CO                    COM              260543103      125    14800 SH  CALL SOLE                    14800        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     2456   110000 SH       SOLE                   110000        0        0
GENERAL ELECTRIC CO            COM              369604103     6256   618800 SH  CALL SOLE                   618800        0        0
HOME DEPOT INC                 COM              437076102     5890   250000 SH       SOLE                   250000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     4524   120000 SH       SOLE                   120000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1017   100000 SH       SOLE                   100000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     4280   150000 SH       SOLE                   150000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      371    13000 SH  CALL SOLE                    13000        0        0
JOHNSON & JOHNSON              COM              478160104     3945    75000 SH       SOLE                    75000        0        0
KRAFT FOODS INC                CL A             50075N104     2229   100000 SH       SOLE                   100000        0        0
LEUCADIA NATL CORP             COM              527288104     3723   250000 SH       SOLE                   250000        0        0
LEUCADIA NATL CORP             COM              527288104       30     2000 SH  CALL SOLE                     2000        0        0
LOWES COS INC                  COM              548661107     5931   325000 SH       SOLE                   325000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     4134   100000 SH       SOLE                   100000        0        0
MONSTER WORLDWIDE INC          COM              611742107     2853   350000 SH       SOLE                   350000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5742   200000 SH       SOLE                   200000        0        0
NOKIA CORP                     SPONSORED ADR    654902204     2918   250000 SH       SOLE                   250000        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    14626   480000 SH  CALL SOLE                   480000        0        0
PFIZER INC                     COM              717081103     2724   200000 SH       SOLE                   200000        0        0
POTASH CORP SASK INC           COM              73755L107     6869    85000 SH       SOLE                    85000        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206     6775   250000 SH       SOLE                   250000        0        0
PROSHARES TR                   PSHS ULT S&P 500 74347R107     1973   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    15491   355300 SH       SOLE                   355300        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     9601   220000 SH  CALL SOLE                   220000        0        0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     1305   500000 SH       SOLE                   500000        0        0
SCHERING PLOUGH CORP           COM              806605101     2355   100000 SH                              100000        0        0
SCHLUMBERGER LTD               COM              806857108    12186   300000 SH       SOLE                   300000        0        0
WALGREEN CO                    COM              931422109     2596   100000 SH       SOLE                   100000        0        0
XTO ENERGY INC                 COM              98385X106      919    30000 SH       SOLE                    30000        0        0